CONTINGENT ASSETS AND LIABILITIES (Details)	1 Months Ended			12 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) a Patent	Jul. 31, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Titan Project [Member]
Contingent Assets and Liabilities [Abstract]
Area of land | a				11,054
Area of land owned | a				1,486
Area of land subject to long-term lease | a				242
Area of land subject to exclusive option agreements | a				9,326
Blacksand Technology, LLC [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount paid upon exercise of option to purchase	$ 500,000	$ 1,500,000	$ 1,500,000	$ 5,500,000
Exercise of option to purchase settled in shares	$ 2,000,000
Percent of purchase price to be paid in shares				30.00%
Amount of commitment to donate upon exercise of option to purchase						$ 1,000,000
Percent of cumulative net sales to be paid as royalty				0.50%
Blacksand Technology, LLC [Member] | Subsequent Events [Member]
Contingent Assets and Liabilities [Abstract]
Additional amount to be paid upon exercise of option to purchase					$ 500,000
Blacksand Technology, LLC [Member] | Bottom of range [member]
Contingent Assets and Liabilities [Abstract]
Number of global patents owned | Patent				40
Threshold of assets and properties for royalty payment				$ 300,000,000